Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB FIXED INCOME SHARES INC
Entity Central Index Key	0000862021
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000172512
Shareholder Report [Line Items]
Fund Name	AB Government Money Market Portfolio
Class Name	Advisor Class
Trading Symbol	AEYXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Government Money Market Portfolio (the “Portfolio”) for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AEYXX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$24	0.24%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.24%
AssetsNet	$ 24,828,887,376
Holdings Count | Holding	340
Advisory Fees Paid, Amount	$ 27,962,347
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$24,828,887,376
# of Portfolio Holdings	340
Total Advisory Fees Paid (Net)	$27,962,347

Holdings [Text Block]

Maturity Weightings (% of Total Investments)

Table Summary
1 - 7 Days	43.2%
8 - 30 Days	2.3%
31 - 60 Days	4.9%
61 - 90 Days	10.8%
91 - 180 Days	19.1%
Over 180 Days	19.7%
Total	100.0%

Material Fund Change [Text Block]
C000172513
Shareholder Report [Line Items]
Fund Name	AB Government Money Market Portfolio
Class Name	Class 1
Trading Symbol	AGRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Government Money Market Portfolio (the “Portfolio”) for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AGRXX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
AssetsNet	$ 24,828,887,376
Holdings Count | Holding	340
Advisory Fees Paid, Amount	$ 27,962,347
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$24,828,887,376
# of Portfolio Holdings	340
Total Advisory Fees Paid (Net)	$27,962,347

Holdings [Text Block]

Maturity Weightings (% of Total Investments)

Table Summary
1 - 7 Days	43.2%
8 - 30 Days	2.3%
31 - 60 Days	4.9%
61 - 90 Days	10.8%
91 - 180 Days	19.1%
Over 180 Days	19.7%
Total	100.0%

Material Fund Change [Text Block]
C000172514
Shareholder Report [Line Items]
Fund Name	AB Government Money Market Portfolio
Class Name	Class A
Trading Symbol	AEAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Government Money Market Portfolio (the “Portfolio”) for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AEAXX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$24	0.24%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.24%
AssetsNet	$ 24,828,887,376
Holdings Count | Holding	340
Advisory Fees Paid, Amount	$ 27,962,347
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$24,828,887,376
# of Portfolio Holdings	340
Total Advisory Fees Paid (Net)	$27,962,347

Holdings [Text Block]

Maturity Weightings (% of Total Investments)

Table Summary
1 - 7 Days	43.2%
8 - 30 Days	2.3%
31 - 60 Days	4.9%
61 - 90 Days	10.8%
91 - 180 Days	19.1%
Over 180 Days	19.7%
Total	100.0%

Material Fund Change [Text Block]
C000032709
Shareholder Report [Line Items]
Fund Name	AB Government Money Market Portfolio
Class Name	Class AB
Trading Symbol	MYMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Government Money Market Portfolio (the “Portfolio”) for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/MYMXX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class AB	$21	0.21%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%
AssetsNet	$ 24,828,887,376
Holdings Count | Holding	340
Advisory Fees Paid, Amount	$ 27,962,347
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$24,828,887,376
# of Portfolio Holdings	340
Total Advisory Fees Paid (Net)	$27,962,347

Holdings [Text Block]

Maturity Weightings (% of Total Investments)

Table Summary
1 - 7 Days	43.2%
8 - 30 Days	2.3%
31 - 60 Days	4.9%
61 - 90 Days	10.8%
91 - 180 Days	19.1%
Over 180 Days	19.7%
Total	100.0%

Material Fund Change [Text Block]
C000172515
Shareholder Report [Line Items]
Fund Name	AB Government Money Market Portfolio
Class Name	Class C
Trading Symbol	AECXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Government Money Market Portfolio (the “Portfolio”) for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AECXX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$24	0.24%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.24%
AssetsNet	$ 24,828,887,376
Holdings Count | Holding	340
Advisory Fees Paid, Amount	$ 27,962,347
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$24,828,887,376
# of Portfolio Holdings	340
Total Advisory Fees Paid (Net)	$27,962,347

Holdings [Text Block]

Maturity Weightings (% of Total Investments)

Table Summary
1 - 7 Days	43.2%
8 - 30 Days	2.3%
31 - 60 Days	4.9%
61 - 90 Days	10.8%
91 - 180 Days	19.1%
Over 180 Days	19.7%
Total	100.0%

Material Fund Change [Text Block]
C000172516
Shareholder Report [Line Items]
Fund Name	AB Government Money Market Portfolio
Class Name	Class I
Trading Symbol	AIEXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Government Money Market Portfolio (the “Portfolio”) for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AIEXX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.23%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.23%
AssetsNet	$ 24,828,887,376
Holdings Count | Holding	340
Advisory Fees Paid, Amount	$ 27,962,347
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$24,828,887,376
# of Portfolio Holdings	340
Total Advisory Fees Paid (Net)	$27,962,347

Holdings [Text Block]

Maturity Weightings (% of Total Investments)

Table Summary
1 - 7 Days	43.2%
8 - 30 Days	2.3%
31 - 60 Days	4.9%
61 - 90 Days	10.8%
91 - 180 Days	19.1%
Over 180 Days	19.7%
Total	100.0%

Material Fund Change [Text Block]
C000172520
Shareholder Report [Line Items]
Fund Name	AB Government Money Market Portfolio
Class Name	Institutional Class
Trading Symbol	GMOXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Government Money Market Portfolio (the “Portfolio”) for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	Portfolio
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/GMOXX-A
Expenses [Text Block]

What were the Portfolio costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$22	0.21%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.21%
AssetsNet	$ 24,828,887,376
Holdings Count | Holding	340
Advisory Fees Paid, Amount	$ 27,962,347
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Table Summary
Net Assets	$24,828,887,376
# of Portfolio Holdings	340
Total Advisory Fees Paid (Net)	$27,962,347

Holdings [Text Block]

Maturity Weightings (% of Total Investments)

Table Summary
1 - 7 Days	43.2%
8 - 30 Days	2.3%
31 - 60 Days	4.9%
61 - 90 Days	10.8%
91 - 180 Days	19.1%
Over 180 Days	19.7%
Total	100.0%

Material Fund Change [Text Block]